25. Post-Employment Benefits (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfChangesInActuarialLiabilitiesLineItems [Line Items]
Present value of net actuarial obligations, beginning	R$ 8,123,419	R$ 7,450,113
Cost of services	21,866
Cost of interest	832,127
Present value of net actuarial obligations, ending		8,123,419	R$ 7,450,113
Unified Plan
DisclosureOfChangesInActuarialLiabilitiesLineItems [Line Items]
Present value of net actuarial obligations, beginning	5,352,894	4,951,078	4,174,885	R$ 4,379,430
Cost of services	589	329	203	471
Cost of interest	533,202	563,257	601,259	559,366
Benefits paid		(406,023)	(381,274)	(345,288)
Actuarial (gain) losses		244,253	556,005	(419,094)
Present value of net actuarial obligations, ending		5,352,894	4,951,078	4,174,885
Plan III
DisclosureOfChangesInActuarialLiabilitiesLineItems [Line Items]
Present value of net actuarial obligations, beginning	1,734,568	1,565,121	1,170,528	1,181,893
Cost of services	9,644	10,502	10,174	8,275
Cost of interest	196,009	176,878	170,531	146,595
Benefits paid		(122,841)	(109,146)	(93,670)
Actuarial (gain) losses		104,908	323,034	(72,565)
Present value of net actuarial obligations, ending		1,734,568	1,565,121	1,170,528
Assistance Plan
DisclosureOfChangesInActuarialLiabilitiesLineItems [Line Items]
Present value of net actuarial obligations, beginning	1,035,957	933,914	756,282	1,047,284
Cost of services	11,633	9,225	44,942	34,802
Cost of interest	R$ 102,916	105,987	108,465	127,622
Benefits paid		(7)	(88,259)	(74,722)
Actuarial (gain) losses		(13,162)	112,484	(378,704)
Present value of net actuarial obligations, ending		R$ 1,035,957	R$ 933,914	R$ 756,282